Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Restricted And Performance Stock And Unit Activity)(Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits And Share Based Compensation [Abstract]
Nonvested on January 1, 2014, Shares/Units	4,174,196
Nonvested on January 1, 2014, Weighted average grant date fair value	$ 10.51
Shares/units granted, Shares/Units	874,242
Shares/units granted, Weighted average grant date fair value	$ 11.62	$ 10.63	$ 9.25
Shares/units vested, Shares/Units	(1,402,901)
Shares/units vested, Weighted average grant date fair value	$ 11.02
Shares/units vested, Shares/Units	(290,392)
Shares/units cancelled, Weighted average grant date fair value	$ 11.35
Nonvested on December 31, 2014, Shares/Units	3,355,145	4,174,196
Nonvested on December 31, 2014, Weighted average grant date fair value	$ 10.51	$ 10.51